Description of Company (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Feb. 08, 2021	Sep. 30, 2021	Dec. 31, 2020
Description of Company (Details) [Line Items]
Aggregate principal amount		$ 49,691
Outstanding shares of common stock percentage		100.00%	100.00%
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Description of Company (Details) [Line Items]
Converted into shares of common stock (in Shares)	234,299.84
Aggregate principal amount	$ 25,000
Outstanding shares of common stock percentage	11.00%
NEWTOWN LANE MARKETING, INCORPORATED [Member] | Current Shareholders [Member]
Description of Company (Details) [Line Items]
Outstanding shares of common stock percentage	89.00%
Additional Notes [Member] | NEWTOWN LANE MARKETING, INCORPORATED [Member]
Description of Company (Details) [Line Items]
Aggregate principal amount	$ 25,000
NEWTOWN LANE MARKETING, INCORPORATED [Member] | Convertible Senior Notes [Member]
Description of Company (Details) [Line Items]
Aggregate principal amount	$ 50,000